Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 747,499,940.00
Previously Paid Amount	0.00
Total Fee Amount	114,442.25
Total Offset Amount	0.00
Net Fee	114,442.25
Narrative - Max Aggregate Offering Price	$ 747,499,940.00
Final Prospectus	true